Statement of Additional Information

ICON Diversified Funds

Supplement dated March 6, 2018 to Statement of Additional Information dated January 23, 2018

Effective March 6, 2018, this supplements the Statement of Additional Information (“SAI”) of the ICON Diversified Funds dated January 23, 2018.

On page 57 of the SAI, below the paragraph with the heading “COUNSEL”, insert the following:

SECURITIES LENDING

	Gross income from securities lending	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management services that are not included in revenue split	Administrative fees not included in revenue split	Fees for Indemnification that are not included in the revenue split	Rebates paid to borrowers	Other fees that are not included in a revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

ICON Flexible Bond Fund	$19,047	$2,883	$398	$0	$0	$4,233	$0	$7,514	$11,533

ICON Equity Income Fund	$60,482	$11,206	$768	$0	$0	$3,686	$0	$15,660	$44,822

ICON Fund	$234	$29	$7	$0	$0	$82	$0	$118	$116

ICON Long/Short Fund	$616	$33	$18	$0	$0	$432	$0	$483	$133

ICON Opportunities Fund	$7,895	$1,385	$95	$0	$0	$875	$0	$2,355	$5,540

ICON Risk-Managed Balanced Fund	$9,675	$1,767	$145	$0	$0	$695	$0	$2,607	$7,068

The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with the respect to the lending of the securities of the Funds. During the fiscal year ended September 30, 2017, the Lending Agent managed the operation of the Trust’s securities lending activities including: (1) locating borrowers from a list of approved borrowers, (2) monitoring the creditworthiness of each borrower, the lending limits, the value of the loaned securities and the value of the collateral received in accordance with the capitalization requirements set forth in the Securities Lending Agreement (the “SLA”) between the Trust and the Lending Agent (3) negotiating the terms and conditions of each loan agreement consistent with the terms of the SLA (including the authority to terminate any loan at any time) (4) entering into loan agreements with borrowers (5) selecting the securities to be loaned by the Funds (6) crediting any substitute interest, dividends and/or other distributions paid with respect to the loaned securities to each Fund’s account (7) receiving and holding collateral from borrowers and investing the collateral in an investment vehicle consistent with the terms of the SLA (8) obtaining additional collateral from borrowers as necessary (9) providing recordkeeping and accounting services (10) monitoring proxy votes relating to loaned securities (and recalling securities on loan for the Fund to vote proxies) (11) arranging for return of loaned securities to the Fund at loan termination (12) returning collateral to the borrowers (13) providing monthly reports to the Trust relating to loans made and income derived from such loans for each Fund (14) agreeing to indemnify the Trust for any borrower’s failure to deliver securities loaned.

Statement of Additional Information

ICON Sector Funds and ICON International Funds

Supplement dated March 6, 2018 to Statement of Additional Information dated January 23, 2018

Effective March 6, 2018, this supplements the Statement of Additional Information (“SAI”) of the ICON Sector Funds and ICON International Funds dated January 23, 2018.

On page 60 of the SAI, below the paragraph with the heading “COUNSEL”, insert the following:

SECURITIES LENDING

	Gross income from securities lending	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management services that are not included in revenue split	Administrative fees not included in revenue split	Fees for Indemnification that are not included in the revenue split	Rebates paid to borrowers	Other fees that are not included in a revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

ICON Consumer Discretionary Fund	$15,690	$2,649	$439	$0	$0	$2,005	$0	$5,093	$10,597

ICON Consumer Staples Fund	$9,505	$1,256	$205	$0	$0	$3,018	$0	$4,479	$5,026

ICON Energy Fund	$337,267	$60,404	$6,984	$0	$0	$28,259	$0	$95,647	$241,620

ICON Financial Fund	$25,417	$5,015	$195	$0	$0	$147	$0	$5,357	$20,060

ICON Healthcare Fund	$7,216	$1,029	$316	$0	$0	$1,752	$0	$3,097	$4,119

ICON Industrials Fund	$542	$48	$29	$0	$0	$270	$0	$347	$195

ICON Information Technology Fund	$11,595	$1,787	$264	$0	$0	$2,395	$0	$4,446	$7,149

ICON Natural Resources Fund	$27,039	$4,191	$786	$0	$0	$5,297	$0	$10,274	$16,765

ICON Utilities Fund	$16,520	$2,768	$182	$0	$0	$2,499	$0	$5,449	$11,071

ICON Emerging Markets Fund	$1,467	$171	$42	$0	$0	$569	$0	$782	$685

ICON International Equity Fund	$36,949	$6,731	$500	$0	$0	$2,792	$0	$10,023	$26,926

The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with the respect to the lending of the securities of the Funds. During the fiscal year ended September 30, 2017, the Lending Agent managed the operation of the Trust’s securities lending activities including: (1) locating borrowers from a list of approved borrowers, (2) monitoring the creditworthiness of each borrower, the lending limits, the value of the loaned securities and the value of the collateral received in accordance with the capitalization requirements set forth in the Securities Lending Agreement (the “SLA”) between the Trust and the Lending Agent (3) negotiating the terms and conditions of each loan agreement consistent with the terms of the SLA (including the authority to terminate any loan at any time) (4) entering into loan agreements with borrowers (5) selecting the securities to be loaned by the Funds (6) crediting any substitute interest, dividends and/or other distributions paid with respect to the loaned securities to each Fund’s account (7) receiving and holding collateral from borrowers and investing the collateral in an investment vehicle consistent with the terms of the SLA (8) obtaining additional collateral from borrowers as necessary (9) providing recordkeeping and accounting services (10) monitoring proxy votes relating to loaned securities (and recalling securities on loan for the Fund to vote proxies) (11) arranging for return of loaned securities to the Fund at loan termination (12) returning collateral to the borrowers (13) providing monthly reports to the Trust relating to loans made and income derived from such loans for each Fund (14) agreeing to indemnify the Trust for any borrower’s failure to deliver securities loaned.